Debt Instruments Eligible to Compose Capital (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Debt Instruments Eligible to Compose Capital	R$ 19,537,618	R$ 19,641,408	R$ 13,119,660
Tier I 01 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	nov-18
Issuance Value	US$1.250
Interest Rate (a.a.)	7.250%
Debt Instruments Eligible to Compose Capital	R$ 6,591,740	7,050,080	6,554,451
Tier I I [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	nov-18
Issuance Value	US$1.250
Interest Rate (a.a.)	6.125%
Debt Instruments Eligible to Compose Capital	R$ 6,580,937	7,038,527	R$ 6,565,209
DebtInstrumentsEligibleToComposeCapitalMaturity	nov/28
Tier I I 02 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	nov-21
Issuance Value	R$5,300
Interest Rate (a.a.)	CDI+2%
Debt Instruments Eligible to Compose Capital	R$ 6,133,677	5,351,046
DebtInstrumentsEligibleToComposeCapitalMaturity	nov-31
Tier I I 03 [Member]
IfrsStatementLineItems [Line Items]
DebtInstrumentsEligibleToComposeCapitalIssuance	dez-21
Issuance Value	R$200
Interest Rate (a.a.)	CDI+2%
Debt Instruments Eligible to Compose Capital	R$ 231,264	R$ 201,755
DebtInstrumentsEligibleToComposeCapitalMaturity	dez-31